Goodwill and Intangible Assets (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill	$ 4,559,000		$ 4,559,000		$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross					76,000	116,000
Core Deposits [Member]
Note 7 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization					$ 320,000	280,000
Finite-Lived Intangible Asset, Useful Life					10 years
Amortization of Intangible Assets	$ 10,000	$ 10,000	$ 30,000	$ 30,000	$ 40,000	$ 40,000	$ 40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two					40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three					$ 36,000